PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property amd Equipment	Property and equipment at September 30, 2013 and December 31, 2012 are as follows:

	September 30, 2013	December 31, 2012
Mining machinery and equipment	$46,644	$51,960
Total	$46,644	$51,960
Property and equipment at December 31, 2012 and 2011 are as follows:
	December 31, 2012	December 31, 2011

Mining machinery and equipment	$51,960	$50,833

Total	$51,960	$50,833